MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Statement1 [Line Items]
Carrying value of marketable securities based on fair value explanatory.
The carrying value of marketable securities is based on the estimated fair value of the common shares and warrants, respectively determined using published closing share prices and the Black-Scholes option pricing model.

	92 Energy	Consolidated Uranium	Latitude Uranium Shares	Latitude Uranium Warrants	Total

Fair value at December 31, 2022	$ 4,253	$ 1,458	$ 64	$ -	$ 5,775
Acquired during the period	-	-	1,581	419	2,000
Fair value adjustment	(492)	378	(581)	(205)	(900)
Disposals due to deconsolidation of IsoEnergy	(3,761)	(1,836)	(1,064)	(214)	(6,875)
Fair Value at December 31, 2023	$ -	$ -	$ -	$ -	$ -